DERIVATIVES	12 Months Ended
Dec. 31, 2018
DERIVATIVES [Abstract]
DERIVATIVES
11.	DERIVATIVES

Derivatives are used by the Company to manage its exposure to identified risks, such as interest rate and foreign currency exchange fluctuations. The Company uses interest rate swap contracts to hedge variable interest payments due on borrowings associated with aircraft with fixed rate rentals. As of December 31, 2018, the Company had $1.6 billion of floating rate debt associated with aircraft with fixed rate rentals.

Interest rate swap contracts allow the Company to pay fixed interest rates and receive variable interest rates with the swap counterparty based on either the one-month or three-month LIBOR applied to the notional amounts over the life of the contracts. As of December 31, 2018 and 2017, the Company had interest rate swap contracts with notional amounts aggregating $1.1 billion and $0.7 billion, respectively. The unrealized fair value gain on the interest rate swap contracts, reflected as derivative assets, was $3.2 million and $2.6 million as of December 31, 2018 and 2017, respectively. The unrealized fair value loss on the interest rate swap contracts, reflected as derivative liabilities, was $8.6 million and $7.3 million as of December 31, 2018 and 2017, respectively.

During the year ended December 31, 2018, the Company entered into interest rate derivative contracts to partially lock-in the interest rate on anticipated future borrowings associated with the AirAsia Transactions. As of December 31, 2018, all of these interest rate derivative contracts were terminated. In connection with the termination, the Company recognized gains of $1.8 million during the year ended December 31, 2018.

To mitigate its exposure to foreign currency exchange fluctuations, the Company entered into a cross currency swap contract in 2018 in conjunction with a lease in which a portion of the lease rental is denominated in Euros. Pursuant to such cross currency swap, the Company receives U.S. dollars based on a fixed conversion rate through the maturity date of the swap contract. Over the remaining life of the cross currency swap contract, the Company expects to receive $68.5 million in U.S. dollars. The unrealized fair value gain, reflected as a derivative asset, was $2.7 million as of December 31, 2018.

The Company determines the fair value of derivative instruments using a discounted cash flow model. The model incorporates an assessment of the risk of non-performance by the swap counterparty in valuing derivative assets and an evaluation of the Company’s credit risk in valuing derivative liabilities.

The Company considers in its assessment of non-performance risk, if applicable, netting arrangements under master netting agreements, any collateral requirement, and the derivative payment priority in the Company’s debt agreements. The valuation model uses various inputs including contractual terms, interest rate curves and credit spreads.

Designated Derivatives

The Company’s cross currency swap and certain of its interest rate derivatives have been designated as cash flow hedges. The effective portion of changes in fair value of these derivatives are recorded as a component of accumulated other comprehensive income, net of a provision for income taxes. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings.

As of December 31, 2018, the Company had the following designated derivative instruments classified as derivative assets on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Gain Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	8	11/9/21 -6/11/23	0.99% -4.30%	$205,540	$3,013	$2,529	$(87)
Accrued interest				—	46	—	—
Sub-total	8			$205,540	$3,059	$2,529	$(87)

Type	Quantity	Maturity Date	Contracted Fixed Conversion Rate to U.S. Dollar	Total Contracted USD to be Received	Credit Risk Adjusted Fair Value	Gain Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Cross currency swap contract	1	11/26/25	1 EURO to $1.3068	$68,494	$2,704	$2,366	$—
Accrued rent				—	17	—	—
Sub-total	1			$68,494	$2,721	$2,366	$—
Total – designated derivative assets	9				5,780	4,895	(87)

As of December 31, 2018, the Company had the following designated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	26	2/15/22- 12/8/25	2.50%- 3.13%	$615,570	$(7,621)	$(5,906)	$(366)
Accrued interest				—	(347)	—	—
Total – designated derivative liabilities	26			$615,570	$(7,968)	$(5,906)	$(366)

Dedesignated and Undesignated Derivatives

Certain of the Company’s interest rate swap contracts no longer qualify for hedge accounting and have been dedesignated. At December 31, 2018, the Company had an accumulated other comprehensive loss, net of tax, of $0.5 million, which is being amortized over the term of the interest rate swap contracts. During the year ended December 31, 2018, $4.1 million was recognized as interest expense.

Fly did not designate as an accounting hedge the interest rate derivative contracts entered into during the year ended December 31, 2018 to partially lock-in the interest rate on anticipated future borrowings associated with the AirAsia Transactions. Changes in the fair value of undesignated derivative instruments were recognized as gain or loss on derivatives in each reporting period. During the year ended December 31, 2018, the Company terminated these interest rate swap contracts and recognized a total gain of $1.8 million.

As of December 31, 2018, the Company had one dedesignated derivative instrument classified as a derivative asset on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Gain Recognized into Earnings
Interest rate swap contracts	1	12/14/20	2.25%	$55,439	$144	$132
Accrued interest				—	5	—
Total – dedesignated derivative assets	1			$55,439	$149	$132

As of December 31, 2018, the Company had one dedesignated derivative instrument classified as a derivative liability on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Gain Recognized into Earnings
Interest rate swap contract	1	2/9/19	3.47%	$262,734	$(256)	$906
Accrued interest				—	(334)	—
Total – dedesignated derivative liability	1			$262,734	$(590)	$906